Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts Receivable

The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2017 and 2016, and the percentage of customers in each of the three states.

	December 31, 2017	December 31, 2016
Gas utility customer accounts receivable balance (in thousands)	$119,444	$111,320

Schedule of Percent of Customers by State

December 31, 2017
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles

Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2014	$2,255
Additions charged to expense	4,113
Accounts written off, less recoveries	(4,098)

Balance, December 31, 2015	2,270
Additions charged to expense	3,264
Accounts written off, less recoveries	(3,010)

Balance, December 31, 2016	2,524
Additions charged to expense	2,310
Accounts written off, less recoveries	(2,723)

Balance, December 31, 2017	$2,111